Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000000562 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%	[1]
C000000562 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[1]
C000000562 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[1]
C000000562 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[1]
C000000562 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[1]
C000000562 [Member] | Richter Gedeon Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[1]
C000000562 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[1]
C000000562 [Member] | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[1]
C000000562 [Member] | Bollore SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000000562 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000000562 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000000562 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000000562 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000000562 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000562 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000562 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000562 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000562 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000562 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000562 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000562 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000564 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%	[2]
C000000564 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[2]
C000000564 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[2]
C000000564 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[2]
C000000564 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[2]
C000000564 [Member] | Richter Gedeon Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[2]
C000000564 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[2]
C000000564 [Member] | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[2]
C000000564 [Member] | Bollore SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000000564 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000000564 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000000564 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000000564 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000000564 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000564 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000564 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000564 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000564 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000564 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000564 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000564 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071223 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%	[3]
C000071223 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[3]
C000071223 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[3]
C000071223 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[3]
C000071223 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[3]
C000071223 [Member] | Richter Gedeon Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[3]
C000071223 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[3]
C000071223 [Member] | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[3]
C000071223 [Member] | Bollore SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000071223 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000071223 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000071223 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000071223 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000071223 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000071223 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000071223 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000071223 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000071223 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000071223 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000071223 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000071223 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029646 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%	[4]
C000029646 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[4]
C000029646 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[4]
C000029646 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[4]
C000029646 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[4]
C000029646 [Member] | Richter Gedeon Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[4]
C000029646 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[4]
C000029646 [Member] | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[4]
C000029646 [Member] | Bollore SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000029646 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000029646 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000029646 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000029646 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000029646 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000029646 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029646 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000029646 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000029646 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029646 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029646 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029646 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000120699 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%	[5]
C000120699 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[5]
C000120699 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[5]
C000120699 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[5]
C000120699 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[5]
C000120699 [Member] | Richter Gedeon Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[5]
C000120699 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[5]
C000120699 [Member] | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[5]
C000120699 [Member] | Bollore SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000120699 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000120699 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000120699 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000120699 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000120699 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000120699 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000120699 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000120699 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000120699 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000120699 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120699 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120699 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000565 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.54%	[6]
C000000565 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%	[6]
C000000565 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[6]
C000000565 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[6]
C000000565 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[6]
C000000565 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[6]
C000000565 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[6]
C000000565 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[6]
C000000565 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[6]
C000000565 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[6]
C000000565 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000000565 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000000565 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000000565 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000565 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000565 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000565 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000565 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000565 [Member] | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000565 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000565 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000567 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.54%	[7]
C000000567 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%	[7]
C000000567 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[7]
C000000567 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[7]
C000000567 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[7]
C000000567 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[7]
C000000567 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[7]
C000000567 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[7]
C000000567 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[7]
C000000567 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[7]
C000000567 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000000567 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000000567 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000000567 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000567 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000567 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000567 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000567 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000567 [Member] | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000567 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000567 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000071224 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.54%	[8]
C000071224 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%	[8]
C000071224 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[8]
C000071224 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[8]
C000071224 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[8]
C000071224 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[8]
C000071224 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[8]
C000071224 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[8]
C000071224 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[8]
C000071224 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[8]
C000071224 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000071224 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000071224 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000071224 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000071224 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000071224 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000071224 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000071224 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000071224 [Member] | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071224 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000071224 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000029647 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.54%	[9]
C000029647 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%	[9]
C000029647 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[9]
C000029647 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[9]
C000029647 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[9]
C000029647 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[9]
C000029647 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[9]
C000029647 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[9]
C000029647 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[9]
C000029647 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[9]
C000029647 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000029647 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000029647 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000029647 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029647 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000029647 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000029647 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000029647 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029647 [Member] | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029647 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029647 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188882 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.54%	[10]
C000188882 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%	[10]
C000188882 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[10]
C000188882 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[10]
C000188882 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[10]
C000188882 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[10]
C000188882 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[10]
C000188882 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[10]
C000188882 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[10]
C000188882 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[10]
C000188882 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000188882 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000188882 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000188882 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000188882 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000188882 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000188882 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000188882 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000188882 [Member] | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188882 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000188882 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000076836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
Percent of Net Long Exposure	132.24%	[12]
C000076836 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000076836 [Member] | Equities And Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.38%	[11]
Percent of Net Long Exposure	50.74%	[12]
C000076836 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.08%	[11]
Percent of Net Long Exposure	49.21%	[12]
C000076836 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.54%	[11]
Percent of Net Long Exposure	32.29%	[12]
C000076836 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000076836 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000076836 [Member] | Open Exchanged Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[13]
Percent of Net Long Exposure	132.24%	[14]
C000076838 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000076838 [Member] | Equities And Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.38%	[13]
Percent of Net Long Exposure	50.74%	[14]
C000076838 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.08%	[13]
Percent of Net Long Exposure	49.21%	[14]
C000076838 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.54%	[13]
Percent of Net Long Exposure	32.29%	[14]
C000076838 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000076838 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000076838 [Member] | Open Exchanged Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[15]
Percent of Net Long Exposure	132.24%	[16]
C000076839 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000076839 [Member] | Equities And Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.38%	[15]
Percent of Net Long Exposure	50.74%	[16]
C000076839 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.08%	[15]
Percent of Net Long Exposure	49.21%	[16]
C000076839 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.54%	[15]
Percent of Net Long Exposure	32.29%	[16]
C000076839 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000076839 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000076839 [Member] | Open Exchanged Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[17]
Percent of Net Long Exposure	132.24%	[18]
C000076840 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000076840 [Member] | Equities And Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.38%	[17]
Percent of Net Long Exposure	50.74%	[18]
C000076840 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.08%	[17]
Percent of Net Long Exposure	49.21%	[18]
C000076840 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.54%	[17]
Percent of Net Long Exposure	32.29%	[18]
C000076840 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000076840 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000076840 [Member] | Open Exchanged Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[19]
Percent of Net Long Exposure	132.24%	[20]
C000076841 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000076841 [Member] | Equities And Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.38%	[19]
Percent of Net Long Exposure	50.74%	[20]
C000076841 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.08%	[19]
Percent of Net Long Exposure	49.21%	[20]
C000076841 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.54%	[19]
Percent of Net Long Exposure	32.29%	[20]
C000076841 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000076841 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000076841 [Member] | Open Exchanged Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[21]
Percent of Net Long Exposure	132.24%	[22]
C000120702 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000120702 [Member] | Equities And Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.38%	[21]
Percent of Net Long Exposure	50.74%	[22]
C000120702 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.08%	[21]
Percent of Net Long Exposure	49.21%	[22]
C000120702 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.54%	[21]
Percent of Net Long Exposure	32.29%	[22]
C000120702 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000120702 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000120702 [Member] | Open Exchanged Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[23]
Percent of Net Long Exposure	88.98%	[24]
C000092474 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.49%	[23]
Percent of Net Long Exposure	29.35%	[24]
C000092474 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.35%	[23]
Percent of Net Long Exposure	26.46%	[24]
C000092474 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%	[23]
Percent of Net Long Exposure	12.59%	[24]
C000092474 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%	[23]
Percent of Net Long Exposure	20.58%	[24]
C000092474 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000092474 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000092474 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000092476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[25]
Percent of Net Long Exposure	88.98%	[26]
C000092476 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.49%	[25]
Percent of Net Long Exposure	29.35%	[26]
C000092476 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.35%	[25]
Percent of Net Long Exposure	26.46%	[26]
C000092476 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%	[25]
Percent of Net Long Exposure	12.59%	[26]
C000092476 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%	[25]
Percent of Net Long Exposure	20.58%	[26]
C000092476 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000092476 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000092476 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000092477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[27]
Percent of Net Long Exposure	88.98%	[28]
C000092477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.49%	[27]
Percent of Net Long Exposure	29.35%	[28]
C000092477 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.35%	[27]
Percent of Net Long Exposure	26.46%	[28]
C000092477 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%	[27]
Percent of Net Long Exposure	12.59%	[28]
C000092477 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%	[27]
Percent of Net Long Exposure	20.58%	[28]
C000092477 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000092477 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000092477 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000092478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[29]
Percent of Net Long Exposure	88.98%	[30]
C000092478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.49%	[29]
Percent of Net Long Exposure	29.35%	[30]
C000092478 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.35%	[29]
Percent of Net Long Exposure	26.46%	[30]
C000092478 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%	[29]
Percent of Net Long Exposure	12.59%	[30]
C000092478 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%	[29]
Percent of Net Long Exposure	20.58%	[30]
C000092478 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000092478 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000092478 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000092479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[31]
Percent of Net Long Exposure	88.98%	[32]
C000092479 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.49%	[31]
Percent of Net Long Exposure	29.35%	[32]
C000092479 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.35%	[31]
Percent of Net Long Exposure	26.46%	[32]
C000092479 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%	[31]
Percent of Net Long Exposure	12.59%	[32]
C000092479 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%	[31]
Percent of Net Long Exposure	20.58%	[32]
C000092479 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000092479 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000092479 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000120704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[33]
Percent of Net Long Exposure	88.98%	[34]
C000120704 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.49%	[33]
Percent of Net Long Exposure	29.35%	[34]
C000120704 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.35%	[33]
Percent of Net Long Exposure	26.46%	[34]
C000120704 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%	[33]
Percent of Net Long Exposure	12.59%	[34]
C000120704 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%	[33]
Percent of Net Long Exposure	20.58%	[34]
C000120704 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000120704 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000120704 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000107688 [Member] | Invesco SAndP 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.15%	[35]
C000107688 [Member] | U S Treasury Bonds 4 63 02 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.66%	[35]
C000107688 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%	[35]
C000107688 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%	[35]
C000107688 [Member] | U S Treasury Notes 2 88 05 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[35]
C000107688 [Member] | U S Treasury Notes 4 63 04 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[35]
C000107688 [Member] | U S Treasury Notes 4 50 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[35]
C000107688 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[35]
C000107688 [Member] | U S Treasury Notes 1 25 12 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[35]
C000107688 [Member] | U S Treasury Bonds 5 25 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[35]
C000107688 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107688 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000107688 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107688 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000107688 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107688 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000107689 [Member] | Invesco SAndP 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.15%	[36]
C000107689 [Member] | U S Treasury Bonds 4 63 02 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.66%	[36]
C000107689 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%	[36]
C000107689 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%	[36]
C000107689 [Member] | U S Treasury Notes 2 88 05 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[36]
C000107689 [Member] | U S Treasury Notes 4 63 04 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[36]
C000107689 [Member] | U S Treasury Notes 4 50 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[36]
C000107689 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[36]
C000107689 [Member] | U S Treasury Notes 1 25 12 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[36]
C000107689 [Member] | U S Treasury Bonds 5 25 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[36]
C000107689 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107689 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000107689 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107689 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000107689 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107689 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000107690 [Member] | Invesco SAndP 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.15%	[37]
C000107690 [Member] | U S Treasury Bonds 4 63 02 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.66%	[37]
C000107690 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%	[37]
C000107690 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%	[37]
C000107690 [Member] | U S Treasury Notes 2 88 05 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[37]
C000107690 [Member] | U S Treasury Notes 4 63 04 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[37]
C000107690 [Member] | U S Treasury Notes 4 50 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[37]
C000107690 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[37]
C000107690 [Member] | U S Treasury Notes 1 25 12 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[37]
C000107690 [Member] | U S Treasury Bonds 5 25 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[37]
C000107690 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107690 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000107690 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107690 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000107690 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107690 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000107691 [Member] | Invesco SAndP 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.15%	[38]
C000107691 [Member] | U S Treasury Bonds 4 63 02 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.66%	[38]
C000107691 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%	[38]
C000107691 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%	[38]
C000107691 [Member] | U S Treasury Notes 2 88 05 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[38]
C000107691 [Member] | U S Treasury Notes 4 63 04 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[38]
C000107691 [Member] | U S Treasury Notes 4 50 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[38]
C000107691 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[38]
C000107691 [Member] | U S Treasury Notes 1 25 12 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[38]
C000107691 [Member] | U S Treasury Bonds 5 25 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[38]
C000107691 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107691 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000107691 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107691 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000107691 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107691 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000107692 [Member] | Invesco SAndP 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.15%	[39]
C000107692 [Member] | U S Treasury Bonds 4 63 02 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.66%	[39]
C000107692 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%	[39]
C000107692 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%	[39]
C000107692 [Member] | U S Treasury Notes 2 88 05 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[39]
C000107692 [Member] | U S Treasury Notes 4 63 04 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[39]
C000107692 [Member] | U S Treasury Notes 4 50 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[39]
C000107692 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[39]
C000107692 [Member] | U S Treasury Notes 1 25 12 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[39]
C000107692 [Member] | U S Treasury Bonds 5 25 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[39]
C000107692 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107692 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000107692 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107692 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000107692 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107692 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000120706 [Member] | Invesco SAndP 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.15%	[40]
C000120706 [Member] | U S Treasury Bonds 4 63 02 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.66%	[40]
C000120706 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%	[40]
C000120706 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%	[40]
C000120706 [Member] | U S Treasury Notes 2 88 05 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[40]
C000120706 [Member] | U S Treasury Notes 4 63 04 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[40]
C000120706 [Member] | U S Treasury Notes 4 50 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[40]
C000120706 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[40]
C000120706 [Member] | U S Treasury Notes 1 25 12 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[40]
C000120706 [Member] | U S Treasury Bonds 5 25 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[40]
C000120706 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120706 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000120706 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000120706 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000120706 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000120706 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000209537 [Member] | U S Treasury Bills 4 22 05 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[41]
C000209537 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[41]
C000209537 [Member] | Republic of South Africa Government Bond Series 2044 8 75 01 31 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[41]
C000209537 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[41]
C000209537 [Member] | India Government Bond 7 30 06 19 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[41]
C000209537 [Member] | Turkiye Government Bond 36 00 08 12 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[41]
C000209537 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[41]
C000209537 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[41]
C000209537 [Member] | Indonesia Treasury Bond Series FR95 6 38 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[41]
C000209537 [Member] | Colombian TES Series B 11 50 07 25 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[41]
C000209537 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209537 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209537 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209537 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209537 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000209539 [Member] | U S Treasury Bills 4 22 05 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[42]
C000209539 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[42]
C000209539 [Member] | Republic of South Africa Government Bond Series 2044 8 75 01 31 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[42]
C000209539 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[42]
C000209539 [Member] | India Government Bond 7 30 06 19 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[42]
C000209539 [Member] | Turkiye Government Bond 36 00 08 12 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[42]
C000209539 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[42]
C000209539 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[42]
C000209539 [Member] | Indonesia Treasury Bond Series FR95 6 38 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[42]
C000209539 [Member] | Colombian TES Series B 11 50 07 25 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[42]
C000209539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209539 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209539 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209539 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209539 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000209538 [Member] | U S Treasury Bills 4 22 05 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[43]
C000209538 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[43]
C000209538 [Member] | Republic of South Africa Government Bond Series 2044 8 75 01 31 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[43]
C000209538 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[43]
C000209538 [Member] | India Government Bond 7 30 06 19 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[43]
C000209538 [Member] | Turkiye Government Bond 36 00 08 12 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[43]
C000209538 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[43]
C000209538 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[43]
C000209538 [Member] | Indonesia Treasury Bond Series FR95 6 38 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[43]
C000209538 [Member] | Colombian TES Series B 11 50 07 25 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[43]
C000209538 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209538 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209538 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209538 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209538 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000209540 [Member] | U S Treasury Bills 4 22 05 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[44]
C000209540 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[44]
C000209540 [Member] | Republic of South Africa Government Bond Series 2044 8 75 01 31 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[44]
C000209540 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[44]
C000209540 [Member] | India Government Bond 7 30 06 19 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[44]
C000209540 [Member] | Turkiye Government Bond 36 00 08 12 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[44]
C000209540 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[44]
C000209540 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[44]
C000209540 [Member] | Indonesia Treasury Bond Series FR95 6 38 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[44]
C000209540 [Member] | Colombian TES Series B 11 50 07 25 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[44]
C000209540 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209540 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209540 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209540 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209540 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000209536 [Member] | U S Treasury Bills 4 22 05 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[45]
C000209536 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[45]
C000209536 [Member] | Republic of South Africa Government Bond Series 2044 8 75 01 31 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[45]
C000209536 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[45]
C000209536 [Member] | India Government Bond 7 30 06 19 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[45]
C000209536 [Member] | Turkiye Government Bond 36 00 08 12 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[45]
C000209536 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[45]
C000209536 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[45]
C000209536 [Member] | Indonesia Treasury Bond Series FR95 6 38 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[45]
C000209536 [Member] | Colombian TES Series B 11 50 07 25 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[45]
C000209536 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209536 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209536 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209536 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209536 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000209535 [Member] | U S Treasury Bills 4 22 05 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[46]
C000209535 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[46]
C000209535 [Member] | Republic of South Africa Government Bond Series 2044 8 75 01 31 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[46]
C000209535 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[46]
C000209535 [Member] | India Government Bond 7 30 06 19 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[46]
C000209535 [Member] | Turkiye Government Bond 36 00 08 12 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[46]
C000209535 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[46]
C000209535 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[46]
C000209535 [Member] | Indonesia Treasury Bond Series FR95 6 38 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[46]
C000209535 [Member] | Colombian TES Series B 11 50 07 25 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[46]
C000209535 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209535 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209535 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209535 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209535 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000209552 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%	[47]
C000209552 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%	[47]
C000209552 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.47%	[47]
C000209552 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.22%	[47]
C000209552 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.21%	[47]
C000209552 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.69%	[47]
C000209552 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%	[47]
C000209552 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[47]
C000209552 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[47]
C000209552 [Member] | Invesco Emerging Markets Sovereign Debt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[47]
C000209552 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209552 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000209552 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209552 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000209552 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000209548 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%	[48]
C000209548 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%	[48]
C000209548 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.47%	[48]
C000209548 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.22%	[48]
C000209548 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.21%	[48]
C000209548 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.69%	[48]
C000209548 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%	[48]
C000209548 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[48]
C000209548 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[48]
C000209548 [Member] | Invesco Emerging Markets Sovereign Debt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[48]
C000209548 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209548 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000209548 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209548 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000209548 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000209547 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%	[49]
C000209547 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%	[49]
C000209547 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.47%	[49]
C000209547 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.22%	[49]
C000209547 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.21%	[49]
C000209547 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.69%	[49]
C000209547 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%	[49]
C000209547 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[49]
C000209547 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[49]
C000209547 [Member] | Invesco Emerging Markets Sovereign Debt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[49]
C000209547 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209547 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000209547 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209547 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000209547 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000209549 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%	[50]
C000209549 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%	[50]
C000209549 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.47%	[50]
C000209549 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.22%	[50]
C000209549 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.21%	[50]
C000209549 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.69%	[50]
C000209549 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%	[50]
C000209549 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[50]
C000209549 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[50]
C000209549 [Member] | Invesco Emerging Markets Sovereign Debt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[50]
C000209549 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209549 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000209549 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209549 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000209549 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000209550 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%	[51]
C000209550 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%	[51]
C000209550 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.47%	[51]
C000209550 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.22%	[51]
C000209550 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.21%	[51]
C000209550 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.69%	[51]
C000209550 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%	[51]
C000209550 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[51]
C000209550 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[51]
C000209550 [Member] | Invesco Emerging Markets Sovereign Debt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[51]
C000209550 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209550 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000209550 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209550 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000209550 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000209551 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%	[52]
C000209551 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%	[52]
C000209551 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.47%	[52]
C000209551 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.22%	[52]
C000209551 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.21%	[52]
C000209551 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.69%	[52]
C000209551 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%	[52]
C000209551 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[52]
C000209551 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[52]
C000209551 [Member] | Invesco Emerging Markets Sovereign Debt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[52]
C000209551 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209551 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000209551 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209551 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000209551 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000209558 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000209558 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209558 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000209558 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000209557 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000209557 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209557 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000209557 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000209556 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000209556 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209556 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000209556 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000209555 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000209555 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209555 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000209555 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000209554 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000209554 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209554 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000209554 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000209553 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000209553 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209553 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000209553 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000209594 [Member] | U S Treasury Notes 3 75 04 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[53]
C000209594 [Member] | U S Treasury Bonds 4 50 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[53]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 3 00 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[53]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 5 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[53]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 5 00 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[53]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 2 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[53]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 4 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[53]
C000209594 [Member] | Government National Mortgage Association TBA 2 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[53]
C000209594 [Member] | U S Treasury Notes 3 88 04 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[53]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 3 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[53]
C000209594 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000209594 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000209594 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209594 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
C000209594 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000209594 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000209593 [Member] | U S Treasury Notes 3 75 04 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[54]
C000209593 [Member] | U S Treasury Bonds 4 50 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[54]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 3 00 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[54]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 5 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[54]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 5 00 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[54]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 2 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[54]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 4 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[54]
C000209593 [Member] | Government National Mortgage Association TBA 2 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[54]
C000209593 [Member] | U S Treasury Notes 3 88 04 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[54]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 3 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[54]
C000209593 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000209593 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000209593 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209593 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
C000209593 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000209593 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000209592 [Member] | U S Treasury Notes 3 75 04 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[55]
C000209592 [Member] | U S Treasury Bonds 4 50 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[55]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 3 00 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[55]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 5 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[55]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 5 00 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[55]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 2 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[55]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 4 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[55]
C000209592 [Member] | Government National Mortgage Association TBA 2 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[55]
C000209592 [Member] | U S Treasury Notes 3 88 04 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[55]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 3 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[55]
C000209592 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000209592 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000209592 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209592 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
C000209592 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000209592 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000209591 [Member] | U S Treasury Notes 3 75 04 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[56]
C000209591 [Member] | U S Treasury Bonds 4 50 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[56]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 3 00 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[56]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 5 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[56]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 5 00 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[56]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 2 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[56]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 4 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[56]
C000209591 [Member] | Government National Mortgage Association TBA 2 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[56]
C000209591 [Member] | U S Treasury Notes 3 88 04 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[56]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 3 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[56]
C000209591 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000209591 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000209591 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209591 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
C000209591 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000209591 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000209590 [Member] | U S Treasury Notes 3 75 04 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[57]
C000209590 [Member] | U S Treasury Bonds 4 50 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[57]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 3 00 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[57]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 5 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[57]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 5 00 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[57]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 2 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[57]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 4 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[57]
C000209590 [Member] | Government National Mortgage Association TBA 2 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[57]
C000209590 [Member] | U S Treasury Notes 3 88 04 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[57]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 3 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[57]
C000209590 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000209590 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000209590 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209590 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
C000209590 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000209590 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000209589 [Member] | U S Treasury Notes 3 75 04 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[58]
C000209589 [Member] | U S Treasury Bonds 4 50 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[58]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 3 00 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[58]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 5 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[58]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 5 00 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[58]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 2 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[58]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 4 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[58]
C000209589 [Member] | Government National Mortgage Association TBA 2 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[58]
C000209589 [Member] | U S Treasury Notes 3 88 04 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[58]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 3 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[58]
C000209589 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000209589 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000209589 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209589 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
C000209589 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000209589 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000209615 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%	[59]
C000209615 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[59]
C000209615 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[59]
C000209615 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[59]
C000209615 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[59]
C000209615 [Member] | Grupo Mexico S A B de C V Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[59]
C000209615 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[59]
C000209615 [Member] | Galp Energia SGPS S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[59]
C000209615 [Member] | Fomento Economico Mexicano S A B de C V Series CPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[59]
C000209615 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[59]
C000209615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000209615 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000209615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000209615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209615 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209615 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209615 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209615 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209615 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209615 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209615 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209617 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%	[60]
C000209617 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[60]
C000209617 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[60]
C000209617 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[60]
C000209617 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[60]
C000209617 [Member] | Grupo Mexico S A B de C V Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[60]
C000209617 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[60]
C000209617 [Member] | Galp Energia SGPS S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[60]
C000209617 [Member] | Fomento Economico Mexicano S A B de C V Series CPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[60]
C000209617 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[60]
C000209617 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000209617 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000209617 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000209617 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209617 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209617 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209617 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209617 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209617 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209617 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209617 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209616 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%	[61]
C000209616 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[61]
C000209616 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[61]
C000209616 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[61]
C000209616 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[61]
C000209616 [Member] | Grupo Mexico S A B de C V Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[61]
C000209616 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[61]
C000209616 [Member] | Galp Energia SGPS S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[61]
C000209616 [Member] | Fomento Economico Mexicano S A B de C V Series CPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[61]
C000209616 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[61]
C000209616 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000209616 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000209616 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000209616 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209616 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209616 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209616 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209616 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209616 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209616 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209618 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%	[62]
C000209618 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[62]
C000209618 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[62]
C000209618 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[62]
C000209618 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[62]
C000209618 [Member] | Grupo Mexico S A B de C V Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[62]
C000209618 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[62]
C000209618 [Member] | Galp Energia SGPS S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[62]
C000209618 [Member] | Fomento Economico Mexicano S A B de C V Series CPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[62]
C000209618 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[62]
C000209618 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000209618 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000209618 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000209618 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209618 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209618 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209618 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209618 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209618 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209618 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209614 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%	[63]
C000209614 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[63]
C000209614 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[63]
C000209614 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[63]
C000209614 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[63]
C000209614 [Member] | Grupo Mexico S A B de C V Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[63]
C000209614 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[63]
C000209614 [Member] | Galp Energia SGPS S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[63]
C000209614 [Member] | Fomento Economico Mexicano S A B de C V Series CPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[63]
C000209614 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[63]
C000209614 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000209614 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000209614 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000209614 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209614 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209614 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209614 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209614 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209614 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209614 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209614 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209613 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%	[64]
C000209613 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[64]
C000209613 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[64]
C000209613 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[64]
C000209613 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[64]
C000209613 [Member] | Grupo Mexico S A B de C V Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[64]
C000209613 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[64]
C000209613 [Member] | Galp Energia SGPS S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[64]
C000209613 [Member] | Fomento Economico Mexicano S A B de C V Series CPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[64]
C000209613 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[64]
C000209613 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000209613 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000209613 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000209613 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209613 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209613 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209613 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209613 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209613 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209613 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209613 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209627 [Member] | Japan Government Forty Year Bond Series 13 0 50 03 20 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[65]
C000209627 [Member] | U S Treasury Bills 4 23 05 29 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[65]
C000209627 [Member] | U S Treasury Inflation Indexed Bonds 2 13 02 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[65]
C000209627 [Member] | U S Treasury Inflation Indexed Bonds 1 50 02 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[65]
C000209627 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[65]
C000209627 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 80 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[65]
C000209627 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[65]
C000209627 [Member] | Federal National Mortgage Association 4 50 07 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[65]
C000209627 [Member] | Federal Home Loan Mortgage Corp 5 00 03 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[65]
C000209627 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[65]
C000209627 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209627 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000209627 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000209627 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000209627 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000209627 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000209627 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000209627 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000209627 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000209627 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000209627 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000209629 [Member] | Japan Government Forty Year Bond Series 13 0 50 03 20 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[66]
C000209629 [Member] | U S Treasury Bills 4 23 05 29 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[66]
C000209629 [Member] | U S Treasury Inflation Indexed Bonds 2 13 02 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[66]
C000209629 [Member] | U S Treasury Inflation Indexed Bonds 1 50 02 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[66]
C000209629 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[66]
C000209629 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 80 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[66]
C000209629 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[66]
C000209629 [Member] | Federal National Mortgage Association 4 50 07 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[66]
C000209629 [Member] | Federal Home Loan Mortgage Corp 5 00 03 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[66]
C000209629 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[66]
C000209629 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209629 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000209629 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000209629 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000209629 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000209629 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000209629 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000209629 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000209629 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000209629 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000209629 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000209628 [Member] | Japan Government Forty Year Bond Series 13 0 50 03 20 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[67]
C000209628 [Member] | U S Treasury Bills 4 23 05 29 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[67]
C000209628 [Member] | U S Treasury Inflation Indexed Bonds 2 13 02 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[67]
C000209628 [Member] | U S Treasury Inflation Indexed Bonds 1 50 02 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[67]
C000209628 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[67]
C000209628 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 80 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[67]
C000209628 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[67]
C000209628 [Member] | Federal National Mortgage Association 4 50 07 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[67]
C000209628 [Member] | Federal Home Loan Mortgage Corp 5 00 03 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[67]
C000209628 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[67]
C000209628 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209628 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000209628 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000209628 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000209628 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000209628 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000209628 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000209628 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000209628 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000209628 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000209628 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000209630 [Member] | Japan Government Forty Year Bond Series 13 0 50 03 20 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[68]
C000209630 [Member] | U S Treasury Bills 4 23 05 29 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[68]
C000209630 [Member] | U S Treasury Inflation Indexed Bonds 2 13 02 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[68]
C000209630 [Member] | U S Treasury Inflation Indexed Bonds 1 50 02 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[68]
C000209630 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[68]
C000209630 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 80 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[68]
C000209630 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[68]
C000209630 [Member] | Federal National Mortgage Association 4 50 07 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[68]
C000209630 [Member] | Federal Home Loan Mortgage Corp 5 00 03 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[68]
C000209630 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[68]
C000209630 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209630 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000209630 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000209630 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000209630 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000209630 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000209630 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000209630 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000209630 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000209630 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000209630 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000209626 [Member] | Japan Government Forty Year Bond Series 13 0 50 03 20 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[69]
C000209626 [Member] | U S Treasury Bills 4 23 05 29 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[69]
C000209626 [Member] | U S Treasury Inflation Indexed Bonds 2 13 02 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[69]
C000209626 [Member] | U S Treasury Inflation Indexed Bonds 1 50 02 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[69]
C000209626 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[69]
C000209626 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 80 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[69]
C000209626 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[69]
C000209626 [Member] | Federal National Mortgage Association 4 50 07 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[69]
C000209626 [Member] | Federal Home Loan Mortgage Corp 5 00 03 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[69]
C000209626 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[69]
C000209626 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209626 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000209626 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000209626 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000209626 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000209626 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000209626 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000209626 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000209626 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000209626 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000209626 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000209625 [Member] | Japan Government Forty Year Bond Series 13 0 50 03 20 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[70]
C000209625 [Member] | U S Treasury Bills 4 23 05 29 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[70]
C000209625 [Member] | U S Treasury Inflation Indexed Bonds 2 13 02 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[70]
C000209625 [Member] | U S Treasury Inflation Indexed Bonds 1 50 02 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[70]
C000209625 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[70]
C000209625 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 80 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[70]
C000209625 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[70]
C000209625 [Member] | Federal National Mortgage Association 4 50 07 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[70]
C000209625 [Member] | Federal Home Loan Mortgage Corp 5 00 03 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[70]
C000209625 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[70]
C000209625 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209625 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000209625 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000209625 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000209625 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000209625 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000209625 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000209625 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000209625 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000209625 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000209625 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000209633 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[71]
C000209633 [Member] | Japan Government Forty Year Bond Series 13 0 50 03 20 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[71]
C000209633 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[71]
C000209633 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[71]
C000209633 [Member] | U S Treasury Bills 4 25 05 29 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[71]
C000209633 [Member] | United Kingdom Gilt 3 50 10 22 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%	[71]
C000209633 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[71]
C000209633 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[71]
C000209633 [Member] | Province of Quebec 5 35 06 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[71]
C000209633 [Member] | Ontario Electricity Financial Corp 9 00 05 26 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[71]
C000209633 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209633 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209633 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000209633 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000209633 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209633 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209633 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209633 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209633 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209635 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[72]
C000209635 [Member] | Japan Government Forty Year Bond Series 13 0 50 03 20 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[72]
C000209635 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[72]
C000209635 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[72]
C000209635 [Member] | U S Treasury Bills 4 25 05 29 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[72]
C000209635 [Member] | United Kingdom Gilt 3 50 10 22 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%	[72]
C000209635 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[72]
C000209635 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[72]
C000209635 [Member] | Province of Quebec 5 35 06 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[72]
C000209635 [Member] | Ontario Electricity Financial Corp 9 00 05 26 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[72]
C000209635 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209635 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209635 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000209635 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000209635 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209635 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209635 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209635 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209635 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209634 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[73]
C000209634 [Member] | Japan Government Forty Year Bond Series 13 0 50 03 20 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[73]
C000209634 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[73]
C000209634 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[73]
C000209634 [Member] | U S Treasury Bills 4 25 05 29 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[73]
C000209634 [Member] | United Kingdom Gilt 3 50 10 22 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%	[73]
C000209634 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[73]
C000209634 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[73]
C000209634 [Member] | Province of Quebec 5 35 06 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[73]
C000209634 [Member] | Ontario Electricity Financial Corp 9 00 05 26 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[73]
C000209634 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209634 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209634 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000209634 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000209634 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209634 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209634 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209634 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209634 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209636 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[74]
C000209636 [Member] | Japan Government Forty Year Bond Series 13 0 50 03 20 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[74]
C000209636 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[74]
C000209636 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[74]
C000209636 [Member] | U S Treasury Bills 4 25 05 29 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[74]
C000209636 [Member] | United Kingdom Gilt 3 50 10 22 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%	[74]
C000209636 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[74]
C000209636 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[74]
C000209636 [Member] | Province of Quebec 5 35 06 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[74]
C000209636 [Member] | Ontario Electricity Financial Corp 9 00 05 26 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[74]
C000209636 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209636 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209636 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000209636 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000209636 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209636 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209636 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209636 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209636 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209632 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[75]
C000209632 [Member] | Japan Government Forty Year Bond Series 13 0 50 03 20 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[75]
C000209632 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[75]
C000209632 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[75]
C000209632 [Member] | U S Treasury Bills 4 25 05 29 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[75]
C000209632 [Member] | United Kingdom Gilt 3 50 10 22 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%	[75]
C000209632 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[75]
C000209632 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[75]
C000209632 [Member] | Province of Quebec 5 35 06 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[75]
C000209632 [Member] | Ontario Electricity Financial Corp 9 00 05 26 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[75]
C000209632 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209632 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209632 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000209632 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000209632 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209632 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209632 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209632 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209632 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209631 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[76]
C000209631 [Member] | Japan Government Forty Year Bond Series 13 0 50 03 20 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[76]
C000209631 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[76]
C000209631 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[76]
C000209631 [Member] | U S Treasury Bills 4 25 05 29 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[76]
C000209631 [Member] | United Kingdom Gilt 3 50 10 22 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%	[76]
C000209631 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[76]
C000209631 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[76]
C000209631 [Member] | Province of Quebec 5 35 06 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[76]
C000209631 [Member] | Ontario Electricity Financial Corp 9 00 05 26 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[76]
C000209631 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209631 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209631 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000209631 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000209631 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209631 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209631 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209631 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209631 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209639 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[77]
C000209639 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[77]
C000209639 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[77]
C000209639 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[77]
C000209639 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[77]
C000209639 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[77]
C000209639 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[77]
C000209639 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[77]
C000209639 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[77]
C000209639 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[77]
C000209639 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000209639 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209639 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000209639 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209639 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209639 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209639 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000209639 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209639 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209639 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209641 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[78]
C000209641 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[78]
C000209641 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[78]
C000209641 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[78]
C000209641 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[78]
C000209641 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[78]
C000209641 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[78]
C000209641 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[78]
C000209641 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[78]
C000209641 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[78]
C000209641 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000209641 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209641 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000209641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209641 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209641 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209641 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000209641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209641 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209641 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209640 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[79]
C000209640 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[79]
C000209640 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[79]
C000209640 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[79]
C000209640 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[79]
C000209640 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[79]
C000209640 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[79]
C000209640 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[79]
C000209640 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[79]
C000209640 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[79]
C000209640 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000209640 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209640 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000209640 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209640 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209640 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209640 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000209640 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209640 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209640 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209642 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[80]
C000209642 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[80]
C000209642 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[80]
C000209642 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[80]
C000209642 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[80]
C000209642 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[80]
C000209642 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[80]
C000209642 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[80]
C000209642 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[80]
C000209642 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[80]
C000209642 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000209642 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209642 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000209642 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209642 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209642 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209642 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000209642 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209642 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209642 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209638 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[81]
C000209638 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[81]
C000209638 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[81]
C000209638 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[81]
C000209638 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[81]
C000209638 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[81]
C000209638 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[81]
C000209638 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[81]
C000209638 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[81]
C000209638 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[81]
C000209638 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000209638 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209638 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000209638 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209638 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209638 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209638 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000209638 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209638 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209638 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209637 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[82]
C000209637 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[82]
C000209637 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[82]
C000209637 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[82]
C000209637 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[82]
C000209637 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[82]
C000209637 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[82]
C000209637 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[82]
C000209637 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[82]
C000209637 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[82]
C000209637 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000209637 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209637 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000209637 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209637 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209637 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209637 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000209637 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209637 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209637 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[12]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[13]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[14]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[15]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[16]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[17]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[18]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[19]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[20]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[21]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[22]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[23]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[24]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[25]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[26]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[27]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[28]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[29]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[30]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[31]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[32]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[33]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[34]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.
[59]	Excluding money market fund holdings, if any.
[60]	Excluding money market fund holdings, if any.
[61]	Excluding money market fund holdings, if any.
[62]	Excluding money market fund holdings, if any.
[63]	Excluding money market fund holdings, if any.
[64]	Excluding money market fund holdings, if any.
[65]	Excluding money market fund holdings, if any.
[66]	Excluding money market fund holdings, if any.
[67]	Excluding money market fund holdings, if any.
[68]	Excluding money market fund holdings, if any.
[69]	Excluding money market fund holdings, if any.
[70]	Excluding money market fund holdings, if any.
[71]	Excluding money market fund holdings, if any.
[72]	Excluding money market fund holdings, if any.
[73]	Excluding money market fund holdings, if any.
[74]	Excluding money market fund holdings, if any.
[75]	Excluding money market fund holdings, if any.
[76]	Excluding money market fund holdings, if any.
[77]	Excluding money market fund holdings, if any.
[78]	Excluding money market fund holdings, if any.
[79]	Excluding money market fund holdings, if any.
[80]	Excluding money market fund holdings, if any.
[81]	Excluding money market fund holdings, if any.
[82]	Excluding money market fund holdings, if any.